Stock Option Plan (Schedule of Stock Option Plan Activity) (Details) (USD $)	12 Months Ended			229 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014
Number of stock options
Outstanding at beginning of the year	1,080,500	1,685,500	687,500
Granted during the year			1,000,000	5,269,000
Exercised during the year	(230,000)	(605,000)	(2,000)
Canceled or expired	718,500
Outstanding and exercisable at the end of the year	132,000	1,080,500	1,685,500	132,000
Weighted average exercise price
Outstanding at beginning of the year	$ 7.29	$ 5.44	$ 10.23
Granted during the year			$ 2.14
Exercised during the year	$ 2.14	$ 2.14	$ 2.09
Canceled or expired	$ 9.88
Outstanding and exercisable at the end of the year	$ 2.14	$ 7.29	$ 5.44	$ 2.14
Minimum exercise price per share	$ 2.09	$ 1.34	$ 1.34
Maximum exercise price per share	$ 2.14	$ 14.10	$ 14.10